As filed with the Securities and Exchange Commission on August 24, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Shares	COMMON STOCKS - 83.17%	Value
	Aerospace and Defense - 4.00%
12,140	Lockheed Martin Corp.	$1,057,151
	Automotive Parts and Accessories - Retail - 4.15%
16,093	Advance Auto Parts, Inc.	1,097,865
	Buisness Services - 1.78%
2,402	International Business Machines Corp.	469,783
	Conglomerates - 5.28%
10,410	Berkshire Hathaway, Inc. - Class B (a)	867,465
12,916	Loews Corp.	528,394
		1,395,859
	Direct Health and Medical Insurance Carriers - 3.62%
22,470	Aflac, Inc.	956,997
	Drug Distribution - Wholesale - 3.92%
11,076	McKesson Corp.	1,038,375
	Drug Stores - 3.26%
18,444	CVS Caremark Corp.	861,888
	Electronic Computer Manufacturing - 5.58%
2,526	Apple, Inc. (a)	1,475,184
	Food Manufacturing - 2.55%
17,443	Kraft Foods, Inc. - Class A	673,649
	Gold Ore Mining - 4.85%
34,167	Barrick Gold Corp. (b)	1,283,654
	Life Science Tools - 3.06%
17,999	Life Technologies Corp. (a)	809,775
	Oil and Gas Support Services - 1.95%
18,200	Halliburton Co.	516,698
	Petroleum Refining - 6.75%
9,418	Chevron Corp.	993,599
17,626	Total SA - ADR	792,289
		1,785,888
	Pharmaceutical Preparation and Manufacturing - 12.05%
6,996	Abbott Laboratories	451,032
4,774	Johnson & Johnson	322,532
20,390	Novartis AG - ADR	1,139,801
33,721	Sanofi - ADR	1,273,979
		3,187,344
	Rail Transportation - 1.96%
7,070	Canadian Pacific Railway Ltd. (b)	517,948
	Restaurants - 1.02%
3,053	McDonalds Corp.	270,282
	Scientific Instrument Manufacturing - 2.79%
14,212	Thermo Fisher Scientific, Inc.	737,745
	Securities and Commodity Exchanges - 3.22%
3,176	CME Group, Inc.	851,517
	Software Publishers - 7.53%
42,687	Microsoft Corp.	1,305,796
23,146	Oracle Corp.	687,436
		1,993,232
	Wireless Telecomm Carriers - 3.85%
36,119	Vodafone Group PLC - ADR	1,017,833

	TOTAL COMMON STOCKS (Cost $22,095,091)	$21,998,667

	EXCHANGE-TRADED FUNDS - 1.70%
10,026	Market Vectors Gold Miners ETF	448,864
	TOTAL EXCHANGE-TRADED FUNDS (Cost $489,469)	448,864

	MISCELLANEOUS INVESTMENTS - 0.17%
	Miscellaneous Investments (c)	45,898
	TOTAL MISCELLANEOUS INVESTMENTS (Cost $51,836)	45,898

	SHORT-TERM INVESTMENTS - 16.84%
4,453,993	First American Tax Free Obligations Fund - Class Z, 0.10% (d)	4,453,993
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,453,993)	4,453,993

	Total Investments (Cost $27,090,389) - 101.88%	26,947,422
	Liabilities in Excess of Other Assets - (1.88)%	(497,642)
	TOTAL NET ASSETS - 100.00%	$26,449,780

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Represents previously undisclosed securities which the Fund has held for less than one year.
(d)	Rate shown is the 7-day yield as of June 30, 2012.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

Note 1 – Securities Valuation

The Scharf Fund’s (the “Fund”) investments in securities are carried at their fair value.  Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$270,282	$-	$-	$270,282
Finance and Insurance	2,675,980	-	-	2,675,980
Information	3,011,065	-	-	3,011,065
Manufacturing	9,932,623			9,932,623
Mining, Quarrying, and Oil And Gas Extraction	2,592,641	-	-	2,592,641
Retail Trade	2,998,128	-	-	2,998,128
Transportation and Warehousing	517,948	-	-	517,948
Total Common Stocks	21,998,667	-	-	21,998,667
Exchange-Traded Funds	448,864	-	-	448,864
Miscellaneous Investments	45,898	-	-	45,898
Short-Term Investments	4,453,993	-	-	4,453,993
Total Investments in Securities	$26,947,422	$-	$-	$26,947,422

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$27,090,389

Gross unrealized appreciation	$588,176
Gross unrealized depreciation	(731,143)
Net unrealized depreciation	$(142,967)

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 08/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 08/20/12

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 08/20/12

* Print the name and title of each signing officer under his or her signature.